UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571
Name of Registrant: Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2017
Item 1: Schedule of Investments

Vanguard Pennsylvania Municipal Money Market Fund

Schedule of Investments (unaudited)
As of August 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
Pennsylvania (100.0%)
	Allegheny County PA GO VRDO	0.780%	9/7/17 LOC	3,500	3,500
	Allegheny County PA Higher Education Building
	Authority University Revenue (Carnegie
	Mellon University) VRDO	0.810%	9/1/17	81,445	81,445
	Allegheny County PA Hospital Development
	Authority Revenue (Concordia Lutheran)
	VRDO	0.780%	9/7/17 LOC	39,680	39,680
	Allegheny County PA Hospital Development
	Authority Revenue (Jefferson Regional
	Medical Center) VRDO	0.780%	9/7/17 LOC	7,820	7,820
	Allegheny County PA Hospital Development
	Authority Revenue (Jefferson Regional
	Medical Center) VRDO	0.780%	9/7/17 LOC	22,000	22,000
	Allegheny County PA Hospital Development
	Authority Revenue (Jefferson Regional
	Medical Center) VRDO	0.780%	9/7/17 LOC	14,800	14,800
1,2 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	0.970%	9/1/17 LOC	20,000	20,000
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.900%	9/1/17 LOC	24,400	24,400
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.900%	9/1/17 LOC	31,900	31,900
	Allegheny County PA Industrial Development
	Authority Health Care Revenue (Vincentian
	Collaborative System) VRDO	0.780%	9/7/17 LOC	3,725	3,725
	Allegheny County PA Industrial Development
	Authority Revenue (Western Pennsylvania
	School for Blind Children) VRDO	0.780%	9/7/17	11,600	11,600
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.780%	9/7/17 LOC	20,575	20,575
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.800%	9/7/17 LOC	18,130	18,130
	Butler County PA General Authority Revenue
	(Erie School District Project) VRDO	0.780%	9/7/17 LOC	16,270	16,270
	Butler County PA General Authority Revenue
	(North Allegheny School District Project)
	VRDO	0.780%	9/7/17	25,810	25,810
	Butler County PA Hospital Authority Revenue
	(Concordia Lutheran Obligated Group) VRDO	0.780%	9/7/17 LOC	11,110	11,110
	Butler County PA Hospital Authority Revenue
	(Concordia Lutheran Obligated Group) VRDO	0.780%	9/7/17 LOC	7,345	7,345
	Chambersburg PA Authority Revenue (Wilson
	College Project) VRDO	0.840%	9/7/17 LOC	10,500	10,500

Crawford County PA Industrial Development
Authority College Revenue (Allegheny
College) VRDO	0.790%	9/7/17 LOC	2,150	2,150
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.790%	9/1/17	60,550	60,550
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.820%	9/7/17	12,000	12,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.820%	9/7/17	2,100	2,100
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.820%	9/7/17	13,500	13,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.800%	9/7/17 LOC	15,965	15,965
East Stroudsburg PA Area School District GO	7.750%	9/1/17 (Prere.)	4,040	4,040
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	4,700	4,700
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	600	600
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	15,200	15,200
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	3,600	3,600
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	11,900	11,900
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	1,100	1,100
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	5,500	5,500
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	13,900	13,900
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	5,700	5,700
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	1,500	1,500
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.780%	9/7/17 LOC	18,600	18,600
Emmaus PA General Authority Revenue VRDO	0.790%	9/7/17 LOC	36,485	36,485
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.810%	9/7/17	5,000	5,000
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.810%	9/7/17	5,230	5,230
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.810%	9/7/17	2,785	2,785
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.820%	9/7/17	11,935	11,935
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.780%	9/1/17	15,450	15,450
Harveys Lake PA General Municipal Authority
University Revenue (Misericordia University
Project) VRDO	0.780%	9/7/17 LOC	800	800
Haverford Township PA School District GO
VRDO	0.800%	9/7/17 LOC	20,760	20,760
2 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.810%	9/7/17 (Prere.)	6,765	6,765

2 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.810%	9/7/17 (Prere.)	3,410	3,410
2 Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System) TOB VRDO	0.830%	9/7/17	3,750	3,750
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	6,930	6,930
Lower Merion PA School District GO VRDO	0.770%	9/7/17 LOC	23,965	23,965
Lower Merion PA School District GO VRDO	0.770%	9/7/17 LOC	33,030	33,030
Montgomery County PA GO VRDO	0.800%	9/1/17	12,915	12,915
Montgomery County PA Higher Education &
Health Authority Revenue (Gwynedd Mercy
University Project) VRDO	0.770%	9/7/17 LOC	19,000	19,000
Montgomery County PA Redevelopment
Authority Revenue (Forge Gate Apartments
Project) VRDO	0.830%	9/7/17 LOC	9,765	9,765
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.810%	9/7/17	5,500	5,500
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.810%	9/7/17	22,290	22,290
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.810%	9/7/17	5,090	5,090
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.730%	9/7/17	8,855	8,855
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.770%	9/7/17	7,275	7,275
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.770%	9/7/17	15,130	15,130
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.840%	9/7/17 LOC	12,000	12,000
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue (IESI
PA Corporation Project) VRDO	0.850%	9/7/17 LOC	14,000	14,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	6,545	6,766
2 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.820%	9/7/17 (13)	9,900	9,900
Pennsylvania GO	5.000%	11/15/17	1,000	1,008
Pennsylvania GO	5.000%	2/15/18	10,000	10,184
Pennsylvania GO	5.000%	4/1/18	25,410	26,013
Pennsylvania GO	5.000%	5/1/18	1,460	1,499
Pennsylvania GO	5.000%	6/15/18	1,250	1,291
Pennsylvania GO	5.000%	7/1/18	3,080	3,183
Pennsylvania GO	5.000%	7/1/18	5,180	5,357
Pennsylvania GO	5.000%	7/1/18	5,805	6,002
2 Pennsylvania GO TOB VRDO	0.820%	9/7/17	6,000	6,000
2 Pennsylvania GO TOB VRDO	0.820%	9/7/17	10,400	10,400
2 Pennsylvania GO TOB VRDO	0.830%	9/7/17	2,000	2,000

Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.810%	9/1/17 LOC	1,600	1,600
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.780%	9/7/17 LOC	28,035	28,035
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.790%	9/7/17 LOC	24,890	24,890
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.810%	9/7/17 LOC	12,985	12,985
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.790%	9/7/17 LOC	3,900	3,900
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.820%	9/7/17	6,665	6,665
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	0.820%	9/7/17	5,865	5,865
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	0.850%	9/7/17	4,095	4,095
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.740%	9/7/17 LOC	69,695	69,695
Pennsylvania Housing Finance Agency
Multifamily Housing Revenue VRDO	0.820%	9/7/17 LOC	4,950	4,950
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.820%	9/7/17	15,300	15,300
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.820%	9/7/17	6,635	6,635
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.820%	9/7/17	3,270	3,270
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.850%	9/7/17	2,240	2,240
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.800%	9/7/17	16,200	16,200
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.800%	9/7/17	4,480	4,480
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.820%	9/7/17	20,400	20,400
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.820%	9/7/17	15,195	15,195
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.820%	9/7/17	800	800
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.820%	9/7/17	6,535	6,535
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.840%	9/7/17	810	810
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.840%	9/7/17	5,800	5,800
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.840%	9/7/17	16,365	16,365
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.870%	9/7/17	11,715	11,715
Pennsylvania Infrastructure & Investment
Authority Revenue	5.000%	5/15/18	1,000	1,030
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.820%	10/3/17	1,000	1,000

Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.980%	10/3/17	5,034	5,034
Pennsylvania State University Revenue PUT	1.050%	6/1/18	46,435	46,435
2 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.810%	9/7/17 (Prere.)	10,500	10,500
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.820%	9/7/17 LOC	60,000	60,000
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.870%	9/7/17	4,670	4,670
Philadelphia Airport CP	1.000%	10/2/17 LOC	6,000	6,000
Philadelphia Airport CP	1.030%	1/30/18 LOC	3,000	3,000
Philadelphia Airport CP	0.980%	2/13/18 LOC	12,000	12,000
Philadelphia Authority for Industrial
Development Revenue (Gift of Life Donor
Program) VRDO	0.800%	9/7/17 LOC	9,975	9,975
Philadelphia PA Airport Revenue VRDO	0.820%	9/7/17 LOC	28,790	28,790
Philadelphia PA Airport Revenue VRDO	0.840%	9/7/17 LOC	17,505	17,505
2 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	0.810%	9/7/17	3,750	3,750
2 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	0.810%	9/7/17	7,500	7,500
Philadelphia PA Authority for Industrial
Development Revenue (Franklin Institute)
VRDO	0.820%	9/7/17 LOC	5,680	5,680
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	11,000	11,038
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,775	2,876
Philadelphia PA Gas Works Revenue VRDO	0.780%	9/7/17 LOC	25,225	25,225
Philadelphia PA Gas Works Revenue VRDO	0.790%	9/7/17 LOC	5,545	5,545
Philadelphia PA Gas Works Revenue VRDO	0.790%	9/7/17 LOC	21,125	21,125
Philadelphia PA Gas Works Revenue VRDO	0.800%	9/7/17 LOC	30,000	30,000
2 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	0.810%	9/7/17	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.820%	9/1/17	3,000	3,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.820%	9/1/17	55,800	55,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.820%	9/1/17	17,105	17,105
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.800%	9/7/17 LOC	40,150	40,150
Philadelphia PA Water & Waste Water Revenue
VRDO	0.800%	9/7/17 LOC	31,730	31,730
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.760%	9/7/17 LOC	66,600	66,600
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.780%	9/7/17 LOC	14,500	14,500
Ridley PA School District GO VRDO	0.800%	9/7/17 LOC	14,540	14,540

2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.820%	9/7/17	9,710	9,710
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.820%	9/7/17	3,000	3,000
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.820%	9/7/17	6,670	6,670
2 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.820%	9/7/17	10,000	10,000
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.760%	9/7/17	44,200	44,200
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.780%	9/7/17	18,105	18,105
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.820%	9/7/17	2,525	2,525
University of Pittsburgh PA Revenue CP	0.800%	9/20/17	17,000	17,000
University of Pittsburgh PA Revenue CP	0.850%	9/20/17	13,000	13,000
Washington County PA Hospital Authority
Revenue (University of Pennsylvania) VRDO	0.700%	9/7/17	13,415	13,415
Total Tax-Exempt Municipal Bonds (Cost $1,968,251)				1,968,251
Other Assets and Liabilities-Net (0.0%)				706
Net Assets (100%)				1,968,957

1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $308,110,000, representing 15.6% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.

Pennsylvania Municipal Money Market Fund

VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Pennsylvania Municipal Money Market Fund

At August 31, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Pennsylvania (99.5%)
Allegheny County PA GO	5.000%	11/1/27	2,575	2,929
Allegheny County PA GO	5.000%	11/1/29	4,000	4,801
Allegheny County PA GO	4.000%	11/1/30	3,000	3,271
Allegheny County PA GO	5.000%	12/1/30	1,365	1,579
Allegheny County PA GO	5.250%	12/1/32	1,000	1,168
Allegheny County PA GO	5.250%	12/1/33	1,000	1,164
Allegheny County PA GO	5.000%	12/1/34	1,695	1,938
Allegheny County PA GO	5.000%	12/1/34	3,600	4,091
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,353
Allegheny County PA GO	5.000%	12/1/37	10,000	11,353
Allegheny County PA GO	5.000%	11/1/41	10,450	12,123
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	2,545	2,767
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/28	1,950	2,323
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/30	2,375	2,586
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/30	1,180	1,362
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/31	1,550	1,675
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/33	2,045	2,191
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/33	1,375	1,520
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,316
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.698%	2/1/37	3,000	2,836
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,835	11,649
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.900%	9/1/17 LOC	19,600	19,600
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.900%	9/1/17 LOC	4,760	4,760
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,666

Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/27 (15)	5,300	6,364
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	3,909
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/30 (15)	3,400	4,006
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/35	6,000	6,895
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/40	4,250	4,840
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	3,986
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/44 (15)	6,210	7,054
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/45	4,620	5,233
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	1,180	1,293
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	270
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	11,530	12,197
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	1,400	1,505
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	15,595	16,374
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,806
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,202
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,802
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,028
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,550
Bethel Park PA School District GO	4.000%	8/1/31	2,500	2,731
Bristol Township PA School District GO	5.250%	6/1/37	3,000	3,451
1 Bristol Township PA School District GO TOB
VRDO	0.990%	9/7/17	12,715	12,715
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,280
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,231
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,904
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/40 (4)	1,000	1,136
Butler County PA General Authority Revenue
(South Park School District Project) VRDO	0.810%	9/7/17 (4)	450	450
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	345
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	500	592
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	571

Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	623
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,907
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,551
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	4,917
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,551
Cambria County PA GO	5.000%	8/1/23 (15)(ETM)	245	297
Cambria County PA GO	5.000%	8/1/23 (15)	1,255	1,458
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,426
Canon-McMillan PA School District GO	5.000%	12/1/41 (4)	6,230	7,213
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/27	1,530	1,803
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/28	1,605	1,881
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/30	1,135	1,311
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/40	4,000	4,524
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/31	1,240	1,482
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/32	500	595
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/33	1,370	1,623
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/34	1,000	1,179
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/37	1,815	2,123
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/42	2,665	3,088
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,125	8,161
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,369
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/21 (Prere.)	6,930	8,596
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	7,025
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,545
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,296
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,302
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,128
Cheltenham Township PA School District GO	5.000%	3/15/38	4,210	4,765
Cheltenham Township PA School District GO	5.000%	2/15/40	1,675	1,897
Chester County PA GO	5.000%	11/15/31	3,000	3,522
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	5/15/20 (Prere.)	17,490	19,380
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	5/15/31	715	773

Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/33	2,300	2,742
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/34	2,675	3,176
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/35	3,000	3,547
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	5/15/40	7,995	8,582
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/47	4,000	4,176
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/52	2,500	2,860
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,192
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	840
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,167
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,172
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,985
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,209
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,365
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,105
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,539
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,573
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,609
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/19 (Prere.)	1,800	1,931
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	200	214
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/30	1,000	1,180

Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/31	750	881
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/32	800	936
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,507
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/34	1,420	1,647
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,232
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	4,000
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,678
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	125	136
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	12,845	13,981
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	135	146
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/30	3,745	4,031
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/31	2,190	2,343
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/32	2,000	2,132
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/34	1,275	1,455
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/35	3,450	3,923
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/36	500	567
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	2,320	2,509
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,040	22,928
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/34	1,195	1,420
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/35	765	906
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/42	9,075	10,511
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/46	4,970	5,752
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/40	2,500	2,842

Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/45	1,500	1,696
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.790%	9/1/17	1,000	1,000
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,745
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,705
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,392
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	500	586
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/32	3,050	3,658
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,298
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/34	3,250	3,858
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/36	3,500	4,128
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	18,930	22,063
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	16,500	19,137
Delaware River Port Authority	5.000%	1/1/30	4,360	5,098
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,692
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,589
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	3,007
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,324
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,102
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	4,092
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	4,067
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,814
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	13,853
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	11,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	25	27
Delaware Valley PA Regional Finance Authority
Revenue	7.750%	7/1/27 (2)	130	185
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	8,885	11,004
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	5,875	7,576
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,165
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,915

Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,284
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,094
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	943
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46	8,000	8,621
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,385
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	907
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,075
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,336
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,250	4,498
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	4,002
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,749
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,302
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27 (15)	250	290
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28 (15)	250	288
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,640
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/32	1,325	1,472
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/33	1,395	1,544
Fox Chapel PA Area School District	5.000%	2/1/36	2,000	2,378
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,463
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,075	18,541
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.125%	6/1/19 (Prere.)	5,000	5,367
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.250%	6/1/19 (Prere.)	20,735	22,304
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/34	4,210	4,956
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/39	4,400	5,108
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,594
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/45	13,000	14,965
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	4.000%	2/15/47	25,000	25,937
Hampden Township PA GO	5.000%	11/15/20 (Prere.)	180	203
Hampden Township PA GO	5.000%	5/15/31	880	981
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,198
Huntingdon County PA General Authority
Revenue	5.000%	5/1/46	7,465	8,213

Jim Thorpe PA Area School District GO	5.000%	3/15/27 (15)	300	356
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,751
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	994
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,397
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.810%	9/1/17 LOC	2,645	2,645
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/25	715	813
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/30	750	833
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,438
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/32	725	796
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/42	8,825	10,157
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/30	3,000	3,449
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/31	4,235	4,850
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/32	2,600	2,970
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	7,000	8,083
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	544
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,380
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,424
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,415
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	15,915
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	3,000	3,352
Lehigh County PA General Purpose Authority
Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46	3,485	3,575
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,228
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/35	14,000	14,614
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	5,885	5,885
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,778
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,838
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,832

Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,244
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,142
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.375%	7/1/23	565	605
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.500%	7/1/28	35	38
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,370
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,611
Middletown PA School District GO	5.000%	3/1/29	1,660	1,875
Middletown PA School District GO	5.000%	3/1/30	2,865	3,239
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/41	3,660	4,095
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,708
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,554
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,865	12,097
Montgomery County PA GO	4.000%	4/1/29	3,080	3,409
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/19 (Prere.)	13,545	14,531
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	14,705	16,265
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	2,930
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,129
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,384
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,367
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,395
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,146
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,131
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/40	12,000	13,030
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	4,000	4,541
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,275

Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,536
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,252
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	18,500	19,939
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,557
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,469
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30	775	863
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	3,730	4,009
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/20 (Prere.)	10,000	11,263
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,793
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,575	1,606
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,750	4,819
Montour PA School District GO	5.000%	4/1/40 (4)	3,170	3,586
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	1,000	1,083
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	3,500	3,831
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,818
Northampton County PA General Purpose
Authority College Revenue (Lafayette
College)	5.000%	11/1/34	2,500	2,986
Northampton County PA General Purpose
Authority College Revenue (Lafayette
College)	5.000%	11/1/47	2,750	3,208
Northampton County PA General Purpose
Authority College Revenue (Moravian
College)	5.000%	10/1/40	1,125	1,252
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	5,100	5,327
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	45	47

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/28	3,975	4,700
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/29	2,000	2,339
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/33	9,855	10,866
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/46	1,795	1,993
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,684
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	4.000%	11/15/34	7,535	8,131
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	4.000%	11/15/35	4,090	4,396
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	4.000%	11/15/36	6,000	6,424
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,827
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,029
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,319
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,438
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/31	1,140	1,329
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	3,640	4,047
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/37	3,000	3,427
Northern Tioga School District Pennsylvania GO	5.000%	4/1/29 (15)	500	604
Northern Tioga School District Pennsylvania GO	5.000%	4/1/31 (15)	700	834
Northern Tioga School District Pennsylvania GO	4.000%	4/1/33 (15)	500	536
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/29	1,200	1,295
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/30	1,900	2,037
Palmer Township PA GO	4.000%	5/15/29	1,435	1,559
Palmer Township PA GO	4.000%	5/15/30	1,495	1,611
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	8,085	8,818

Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,372
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	2,418
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,488
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	2,919
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	2,401
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,203
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/28	3,000	3,522
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,765
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	10,000	11,490
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/32	2,500	2,658
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	12,798
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/35	4,000	4,201
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/40	6,000	6,166
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/41	8,500	8,827
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	4,958
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,617
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45	4,000	4,088
1 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	0.840%	9/7/17	3,610	3,610
1 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	0.890%	9/7/17	1,670	1,670
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,374
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,898
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,669

Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	4,075	4,384
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	11,042
Pennsylvania GO	5.000%	7/1/20	7,300	8,081
Pennsylvania GO	5.000%	11/15/20	8,740	9,756
Pennsylvania GO	5.375%	7/1/21	16,000	18,450
Pennsylvania GO	5.000%	7/1/22	10,000	11,646
Pennsylvania GO	4.000%	7/1/23	4,000	4,491
Pennsylvania GO	5.000%	8/15/24	5,000	6,022
Pennsylvania GO	5.000%	11/15/24	10,000	11,435
Pennsylvania GO	5.000%	11/15/25	10,000	11,418
Pennsylvania GO	5.000%	2/1/26	8,355	10,193
Pennsylvania GO	5.000%	6/1/26	10,000	11,505
Pennsylvania GO	5.000%	11/15/26	6,705	7,647
Pennsylvania GO	5.000%	6/1/27	10,000	11,484
Pennsylvania GO	5.000%	9/15/27	20,000	24,360
Pennsylvania GO	5.000%	9/15/27	15,000	18,270
Pennsylvania GO	5.000%	1/15/28	5,000	6,084
Pennsylvania GO	5.000%	3/15/28	18,550	21,992
Pennsylvania GO	5.000%	4/1/28	10,000	11,613
Pennsylvania GO	5.000%	6/1/28	5,000	5,728
Pennsylvania GO	4.000%	8/15/28 (4)	10,010	11,207
Pennsylvania GO	5.000%	9/15/28	10,350	12,451
Pennsylvania GO	4.000%	10/15/28	10,000	10,932
Pennsylvania GO	4.000%	4/1/29	10,000	10,800
Pennsylvania GO	4.000%	8/15/29 (4)	6,290	6,975
Pennsylvania GO	5.000%	11/15/29	5,000	5,687
Pennsylvania GO	4.000%	4/1/30	10,000	10,735
Pennsylvania GO	4.000%	6/15/30	10,000	10,864
Pennsylvania GO	4.000%	8/15/30 (4)	7,640	8,399
Pennsylvania GO	5.000%	10/15/30	6,650	7,755
Pennsylvania GO	4.000%	2/1/31	17,875	19,417
Pennsylvania GO	5.000%	10/15/31	14,955	17,369
Pennsylvania GO	4.000%	2/1/32	18,870	20,381
Pennsylvania GO	5.000%	6/1/32	8,115	9,026
Pennsylvania GO	5.000%	8/1/32	4,000	4,566
Pennsylvania GO	5.000%	8/15/32	8,000	9,322
2 Pennsylvania GO	5.000%	10/15/32	15,000	17,402
Pennsylvania GO	4.000%	2/1/33	5,585	5,998
Pennsylvania GO	5.000%	8/1/33	4,000	4,545
Pennsylvania GO	4.000%	9/15/34	10,000	10,737
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	3,330	3,604
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	2,310	2,487
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	615
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,294
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,265

Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	525
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,655
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,432
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,366
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,226
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,750	2,043
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,127
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/33	3,320	3,859
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/34	3,000	3,472
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/35	2,600	2,998
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.810%	9/1/17 LOC	7,100	7,100
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	544
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,519
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,093
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	5,902
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,014
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,216
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,482
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,209
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,313
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,389
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,025	2,212
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,133
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,476
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,174
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/33	1,265	1,406
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	4,387

Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	10,090	11,065
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,664
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	12,337
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	3,965	4,557
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	7,000	7,904
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	17,800	19,972
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	11,244
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/31	4,000	4,428
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/34	2,200	2,395
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/35	2,275	2,466
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/36	1,400	1,512
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	8/15/46	5,000	5,899
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/27	1,000	1,205
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/29	500	593
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,409
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	750	880
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,294
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,219
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	1,180	1,371
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/34	2,695	3,121

Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/35	2,420	2,795
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	11,000	12,589
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/41	6,000	6,252
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	16,260	17,794
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/36	7,265	8,192
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	5,235
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,591
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	2,125	2,326
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	4,000	4,200
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	980	1,020
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/31	2,500	2,514
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.100%	10/1/36	3,000	2,924
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/36	4,500	4,584
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/36	8,500	8,797
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/37	8,000	8,294
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	1,525	1,570
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	2,000	2,074
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/41	4,000	3,837
3 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.650%	10/1/42	7,500	7,502
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.100%	10/1/45	3,845	3,977
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.150%	10/1/45	1,370	1,410
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/46	2,770	2,922
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24	2,000	2,289

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25	1,610	1,847
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/32 (4)	2,750	3,242
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/33 (4)	2,000	2,347
Pennsylvania State University Revenue	5.000%	9/1/27	2,205	2,699
Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,409
Pennsylvania State University Revenue	5.000%	9/1/29	4,565	5,499
Pennsylvania State University Revenue	5.000%	9/1/30	1,100	1,317
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	8,262
Pennsylvania State University Revenue	5.000%	9/1/31	1,500	1,840
Pennsylvania State University Revenue	5.000%	9/1/32	1,350	1,648
Pennsylvania State University Revenue	5.000%	9/1/33	5,000	5,980
Pennsylvania State University Revenue	5.000%	9/1/33	4,820	5,857
Pennsylvania State University Revenue	5.000%	9/1/36	4,650	5,591
Pennsylvania State University Revenue	5.000%	9/1/42	4,430	5,271
Pennsylvania State University Revenue	5.000%	9/1/47	3,000	3,546
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/27	2,540	2,952
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,378
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	4,390	5,064
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,559
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	2,720	3,024
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/41	7,000	7,764
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	6,051
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	4,015	4,747
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/29	3,040	3,567
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/30	6,970	8,128
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	973
2 Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	21,595	22,475
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,610	4,938
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,035	4,322
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	16,040	17,251
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	13,000	14,108
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	15,135	16,600
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	3,000	3,530
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	5,000	5,438
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	2,305	2,731
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,000	8,293
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,541
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	8,375	9,846
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	3,007
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,177
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,788

Pennsylvania Turnpike Commission Revenue	5.500%	12/1/30	2,500	2,965
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,525	11,115
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	7,090	8,103
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,626
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	5,410	6,188
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,387
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,266
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	11,352
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	2,976
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	500	566
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	2,000	2,341
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	10,000	10,448
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,257
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,540
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	5,106
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	3,000	3,446
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	10,000	11,397
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	9,650	10,359
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,615	8,375
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38	8,145	9,138
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,741
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,054
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	19,700	22,194
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,291
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,000	2,279
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	5,400	5,894
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	8,184
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,187
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	7,225
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42	14,500	16,437
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,553
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42	2,950	3,513
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	5,300	5,945
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,900	7,841
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,818
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	2,982
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	4,700	5,349
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	14,960	16,646
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	4,095	4,553
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	16,000	18,221
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46	7,000	8,348
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47	10,000	11,596
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.040%	9/7/17	13,820	13,820
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.040%	9/7/17	6,400	6,400
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,451
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,477
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,313
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,519
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,383
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,637

Philadelphia PA Authority for Industrial
Development Revenue (City of Philadelphia
Affordable Housing Preservation Programs
Project)	5.000%	12/1/37	3,250	3,734
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	960	1,121
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/28	3,885	4,509
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/31	1,130	1,295
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	1,500	1,777
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	3,500	4,125
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/33	8,075	9,341
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/36	4,750	5,445
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,447
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/33	3,600	4,314
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/34	2,180	2,602
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/35	2,150	2,302
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/36	3,780	4,037
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/44	10,900	11,309
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/35	2,425	2,806
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/36	10,000	11,562
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	16,135	18,286
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (ETM)	25	25
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	1,475	1,480
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	60	60
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (ETM)	5	5
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	77
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	17
Philadelphia PA Gas Works Revenue	5.000%	8/1/20 (Prere.)	25	28
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	40	45
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	55	62

Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	4,200	5,160
Philadelphia PA Gas Works Revenue	5.000%	10/1/27	4,055	4,935
Philadelphia PA Gas Works Revenue	5.000%	10/1/27 (2)	275	276
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	1,500	1,832
Philadelphia PA Gas Works Revenue	5.000%	10/1/28 (2)	15	15
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	2,000	2,357
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	1,750	2,115
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,345
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	3,050	3,626
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	1,750	2,042
Philadelphia PA Gas Works Revenue	5.000%	10/1/31	1,000	1,185
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	2,000	2,326
Philadelphia PA Gas Works Revenue	5.000%	10/1/33	2,500	2,934
Philadelphia PA Gas Works Revenue	5.000%	10/1/34	1,435	1,675
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	2,000	2,341
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	2,000	2,337
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	2,000	2,328
Philadelphia PA Gas Works Revenue	4.000%	10/1/37	1,120	1,177
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	65	71
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	90	99
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	5,000	5,769
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	6,800	7,808
Philadelphia PA GO	6.000%	8/1/20 (Prere.)	7,430	8,497
Philadelphia PA GO	6.500%	8/1/20 (Prere.)	3,785	4,383
Philadelphia PA GO	5.000%	8/1/27 (4)	4,160	5,143
Philadelphia PA GO	5.000%	8/1/30	4,000	4,603
Philadelphia PA GO	5.000%	8/1/30 (4)	5,330	6,406
Philadelphia PA GO	5.000%	8/1/31	2,000	2,345
Philadelphia PA GO	5.000%	8/1/32	3,000	3,503
Philadelphia PA GO	5.000%	8/1/32	4,420	5,161
Philadelphia PA GO	5.250%	7/15/33	3,585	4,112
Philadelphia PA GO	5.000%	8/1/35 (4)	6,000	6,983
Philadelphia PA GO VRDO	0.780%	9/7/17 LOC	7,200	7,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	21,155	23,852
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,798
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.820%	9/1/17	3,300	3,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	3,000	3,006
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	640	641
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	2,850	3,138
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19 (Prere.)	9,500	10,338
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19 (Prere.)	3,250	3,537
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/27	2,000	2,325

Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/28	3,000	3,461
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	21
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	19,645	20,650
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	21
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	295	310
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,216
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,180
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,786
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,715
Philadelphia PA School District GO	5.000%	9/1/28	5,000	5,735
Philadelphia PA School District GO	5.000%	9/1/29	2,665	2,956
Philadelphia PA School District GO	5.000%	9/1/29	5,000	5,688
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,198
Philadelphia PA School District GO	5.000%	9/1/35	2,500	2,789
Philadelphia PA School District GO	5.000%	9/1/36	2,000	2,227
Philadelphia PA School District GO	5.000%	9/1/37	2,000	2,222
Philadelphia PA School District GO	5.000%	9/1/38	2,000	2,217
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	963
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/20 (Prere.)	5,425	6,049
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/30	4,000	4,681
Philadelphia PA Water & Waste Water Revenue	4.000%	10/1/31	6,210	6,773
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/32	5,000	5,807
Philadelphia PA Water & Waste Water Revenue	4.000%	10/1/32	6,440	6,986
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/32	1,000	1,202
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/33	1,765	2,112
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/34	6,000	6,390
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/34	1,200	1,429
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	1,575	1,720
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,582
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	10,000	11,446
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,642
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,965
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	10,015
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	4,375	4,984
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	19,600	22,303
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52	4,000	4,579
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,000	2,378
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,427
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,773
Pittsburgh PA GO	5.000%	9/1/30	500	602
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,120	1,304
Pittsburgh PA GO	5.000%	9/1/34	550	650
Pittsburgh PA GO	5.000%	9/1/35	600	706
Pittsburgh PA GO	5.000%	9/1/36	700	822
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	8,266
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	7,070
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	5,825

Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,789
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.810%	9/7/17 (4)	900	900
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,535
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	3,750	4,109
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/41	6,275	7,077
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/45	14,405	16,161
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,128
Reading PA School District GO	5.000%	3/1/38 (4)	1,750	2,039
Scranton PA School District GO	5.000%	6/1/27	1,000	1,142
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/17 (Prere.)	4,075	4,104
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/37	2,500	2,812
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,765	2,062
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,865	2,162
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,190	1,419
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/29	1,335	1,537
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,180	1,351
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,285	1,507
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	1,250	1,421
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	600	698
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/32	1,695	1,921
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (ETM)	1,055	1,093
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/27	1,480	1,692
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/29	1,090	1,229
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	8,560	8,840
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,232

Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,735
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,280
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,778
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,459
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	1,505	1,641
State College PA Area School District GO	5.000%	3/15/34	2,000	2,325
State College PA Area School District GO	5.000%	3/15/40	3,000	3,433
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,233
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,408
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,035	1,199
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/28	2,370	2,793
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,177
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,101
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,430
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,721
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,387
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/28	11,385	12,916
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/30 (4)	16,480	19,080
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	3,655	4,187
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	3,155	3,596
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/34	6,000	6,591
State Public School Building Authority
Pennsylvania School Revenue (Chester
Upland School District Project)	5.250%	9/15/30	3,545	4,020

Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	4,933
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/32	1,000	1,172
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,000	2,280
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,270
Unionville-Chadds Ford PA School District GO	5.000%	6/1/30	1,575	1,921
Unionville-Chadds Ford PA School District GO	4.000%	6/1/31	1,500	1,665
Upper Merion PA Area School District GO	5.000%	1/15/34	1,300	1,518
Upper Merion PA Area School District GO	5.000%	1/15/36	1,620	1,883
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.000%	1/1/21 (Prere.)	330	384
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.000%	1/1/26	325	370
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	5.625%	1/1/32	5,600	6,393
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,122
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,838
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,645
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,887
West View PA Municipal Authority Water
Revenue	5.000%	11/15/33	1,500	1,777
West View PA Municipal Authority Water
Revenue	5.000%	11/15/34	1,500	1,772
West York PA Area School District GO	5.000%	4/1/33	4,245	4,833
1 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	6,650	6,964
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,604
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/33	9,465	10,700
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	7,895	8,842
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	2,750	3,132
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	0.900%	9/7/17	5,770	5,770
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	0.940%	9/7/17 (15)	5,665	5,665
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	0.940%	9/7/17 (15)	3,685	3,685
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	4,446
Wilkes-Barre PA Area School District GO	5.000%	8/1/27 (15)	1,240	1,470

Wilkes-Barre PA Area School District GO	5.000%	8/1/28 (15)	1,540	1,810
Wilkes-Barre PA Area School District GO	5.000%	8/1/29 (15)	1,860	2,170
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	2,315	2,664
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/31	2,430	2,791
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/34	1,000	1,135
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	4,110	4,507
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,463
York County PA GO	5.000%	6/1/31	2,180	2,624
York County PA GO	5.000%	6/1/38	5,000	5,767
				3,507,067
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,279
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,128
				6,407
Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12
Total Tax-Exempt Municipal Bonds (Cost $3,343,228)				3,513,486
Other Assets and Liabilities-Net (0.3%)				10,784
Net Assets (100%)				3,524,270

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $84,659,000, representing 2.4% of net assets.
2 Securities with a value of $1,205,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2017.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	831	98,474	225
2-Year U.S. Treasury Note	December 2017	84	18,170	—
				225
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(431)	(58,845)	(275)
10-Year U.S. Treasury Note	December 2017	(75)	(9,524)	(27)
30-Year U.S. Treasury Bond	December 2017	(31)	(4,839)	(40)

Ultra Long U.S. Treasury Bond	December 2017	(12)	(2,028)	(12)
(354)
(129)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,513,486	—
Futures Contracts—Assets[1]	59	—	—
Futures Contracts—Liabilities[1]	(158)	—	—
Total	(99)	3,513,486	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At August 31, 2017, the cost of investment securities for tax purposes was $3,345,002,000. Net unrealized appreciation of investment securities for tax purposes was $168,484,000, consisting of unrealized gains of $174,346,000 on securities that had risen in value since their purchase and $5,862,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 18, 2017
VANGUARD PENNSYLVANIA TAX FREE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.